Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share capital	Contributed surplus	Retained earnings	Currency translation adjustments	Cash flow hedge reserve	Total accumulated other comprehensive income	Non-controlling interests
Beginning balance at Mar. 31, 2023	$ 1,130,583	$ 520,633	$ 15,468	$ 530,707	$ 51,206	$ 8,834	$ 60,040	$ 3,735
Changes in equity [abstract]
Net income (loss)	194,181			193,735				446
Other comprehensive income (loss)	3,475			(406)	(2,571)	6,686	4,115	(234)
Comprehensive income	197,656			193,329	(2,571)	6,686	4,115	212
Non-controlling interest	(195)			471				(666)
Stock-based compensation	11,253		11,253
Exercise of stock options	2,152	2,754	(602)
U.S. initial public offering (note 17)	366,332	366,332
U.S. initial public offering	(23,820)	(23,820)
Common shares held in trust	(14)	(2)		(12)
Ending balance at Mar. 31, 2024	1,683,947	865,897	26,119	724,495	48,635	15,520	64,155	3,281
Changes in equity [abstract]
Net income (loss)	(27,978)			(28,049)				71
Other comprehensive income (loss)	102,902			(120)	122,292	(19,592)	102,700	322
Comprehensive income	74,924			(28,169)	122,292	(19,592)	102,700	393
Non-controlling interest	0			94				(94)
Stock-based compensation	10,564		10,564
Exercise of stock options	495	639	(144)
U.S. initial public offering	(14,690)	(14,690)
Common shares held in trust	(45,883)	(9,831)		(36,052)
Ending balance at Mar. 31, 2025	$ 1,709,357	$ 842,015	$ 36,539	$ 660,368	$ 170,927	$ (4,072)	$ 166,855	$ 3,580